2004 Incentive Stock Plan - Additional Information (Detail) - USD ($)			3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 05, 2010	Mar. 17, 2009	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense					$ 83,000	$ 133,000	$ 244,413	$ 297,820
2004 Stock Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award, Description							Incentive stock options may be granted to employees with exercise prices of no less than the fair value of the common stock on the grant date, and non-statutory options may be granted to employees or consultants at exercise prices of no less than 85% of the fair value of the common stock on the grant date, as determined by the board of directors.
Award Vesting Period							4 years
Award, Expiration Period							10 years
Intrinsic value of options outstanding					$ 16,000	$ 0	$ 627,491
Weighted average grant date fair value			$ 0.14	$ 0.17	$ 0.16	$ 0.16	$ 0.23	$ 0.29
Weighted average grant Intrinsic value							$ 0.06	$ 0.00
2004 Stock Plan | Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award, Expiration Period							10 years
Options, Grants in Period	170,203	2,301,796
Vesting Rights, Percentage							12.50%
Award Vesting Rights							certain key members of management with the following vesting terms: 12.5% of the shares vest each year on the anniversary of the vesting commencement date subject to the optionee’s continued employment with the Company; an additional 12.5% of the total number of shares in each grant will be eligible for vesting each year on the anniversary of the vesting commencement date based upon the board of director’s determination of the achievement of Company goals or other achievements; and 100% of any unvested shares shall become vested immediately prior to the consummation of a change of control of the Company. Options granted under the Plan expire no more than ten years after the date of grant
Stock-based compensation expense							$ 60,437	$ 60,437
2004 Stock Plan | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, Grants in Period							0	1,500,370
Stock-based compensation expense							$ 0	$ 175,713
Expected dividend yield							0.00%	0.00%
Compensation Cost Not yet Recognized, Period for Recognition					1 year 10 months 6 days		1 year 9 months 29 days
Compensation Not yet Recognized, Stock Options			$ 177,000		$ 177,000		$ 173,704	$ 296,963